Borrowings (Details Narrative) - USD ($) $ in Thousands	1 Months Ended			6 Months Ended
	Nov. 30, 2025	Aug. 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Debt Instrument [Line Items]
Interest expenses				$ 266	$ 258
Debt, weighted average interest rate				8.64%		7.34%
Bank loan				$ 8,546		$ 8,131
Beijing Zhongguancun Bank Co Ltd [Member]
Debt Instrument [Line Items]
Bank loan				5,551		5,740
Beijing Zhongguancun Bank Co Ltd [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Short term debt repaid and reborrowed	$ 3,032	$ 2,519
Changsha Rural Commercial Bank Co Ltd [Member]
Debt Instrument [Line Items]
Bank loan						148
China CITIC Bank Co Ltd [Member]
Debt Instrument [Line Items]
Bank loan				758		784
Beijing Capital Co Ltd [Member]
Debt Instrument [Line Items]
Bank loan				551		570
Beijing Guohua Culture And Technology Financing Guarantee Co Ltd [Member]
Debt Instrument [Line Items]
Bank loan				689		712
China Limited Beijing Jiulongshan Branch [Member]
Debt Instrument [Line Items]
Bank loan				$ 689		$ 712
China Limited Beijing Jiulongshan Branch [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Short term debt repaid and reborrowed			$ 689
Bank of China [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Short term debt repaid and reborrowed			$ 689
Beijing Qichuang Zhongteng Investment Management Center Limited Partnership [Member]
Debt Instrument [Line Items]
Ownership percentage				8.00%
Beijing Capital Co Ltd [Member]
Debt Instrument [Line Items]
Ownership percentage				80.00%		80.00%
Minimum [Member]
Debt Instrument [Line Items]
Debt interest rate				2.90%
Maximum [Member]
Debt Instrument [Line Items]
Debt interest rate				8.00%